Fair Value (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Values Of Financial Instruments

The estimated fair values of financial instruments, all of which are held or issued for purposes other than trading, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivatives:
Assets:
Short-term investments	483	483	—	—
Other investments and advances	310,529	310,526	409,938	410,023
Liabilities:
Long-term debt, including current portion	(1,157,393)	(1,175,868)	(1,535,858)	(1,548,251)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	452	452	1,420	1,420
To buy foreign currencies	6,378	6,378	451	451
Cross currency swaps	304	304	—	—
Interest rate swaps	—	—	0	0
Commodity futures:
To sell commodity	19	19	—	—
To buy commodity	2,559	2,559	20,390	20,390
Other current liabilities:
Forward:
To sell foreign currencies	(9,837)	(9,837)	(4,536)	(4,536)
To buy foreign currencies	(1,896)	(1,896)	(3,286)	(3,286)
Cross currency swaps	—	—	(462)	(462)
Commodity futures:
To sell commodity	(1,000)	(1,000)	(5,333)	(5,333)
To buy commodity	(210)	(210)	—	—

Assets And Liabilities Measured At Fair Value On Recurring Basis

The following table represents assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2011:

	Yen (millions)
	2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	225,433	—	—	225,433
Corporate and government bonds	—	1,711	—	1,711
Other debt securities	—	593	—	593

Total available-for-sale securities	225,433	2,304	—	227,737

Derivatives:
Foreign exchange contracts	—	6,830	—	6,830
Cross currency swaps	—	304	—	304
Commodity futures	2,056	522	—	2,578

Total derivatives	2,056	7,656	—	9,712

Total	227,489	9,960	—	237,449

Liabilities:
Derivatives:
Foreign exchange contracts	—	(11,733)	—	(11,733)
Commodity futures	(753)	(457)	—	(1,210)

Total derivatives	(753)	(12,190)	—	(12,943)

Total	(753)	(12,190)	—	(12,943)

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	313,813	—	—	313,813
Corporate and government bonds	—	2,201	—	2,201
Other debt securities	—	546	—	546

Total available-for-sale securities	313,813	2,747	—	316,560

Derivatives:
Foreign exchange contracts	—	1,871	—	1,871
Interest rate swaps	—	0	—	0
Commodity futures	18,564	1,826	—	20,390

Total derivatives	18,564	3,697	—	22,261

Total	332,377	6,444	—	338,821

Liabilities:
Derivatives:
Foreign exchange contracts	—	(7,822)	—	(7,822)
Cross currency swaps	—	(462)	—	(462)
Commodity futures	(2,427)	(2,906)	—	(5,333)

Total derivatives	(2,427)	(11,190)	—	(13,617)

Total	(2,427)	(11,190)	—	(13,617)

Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis for the years ended March 31, 2012 and 2011:

	Yen (millions)
	2012
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,831)	29,349	—	—	29,349
Long-lived assets	(399,259)	—	—	227,311	227,311
Goodwill	(163,902)	—	—	87,379	87,379
Liabilities:
Other accrued expenses	(48,000)	—	—	(48,000)	(48,000)

	Yen (millions)
	2011
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,318)	23,196	—	2,933	26,129
Long-lived assets	(34,692)	—	—	31,114	31,114

Level 3 [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis in Level 3 for the three months ended March 31, 2012:

Yen (millions)
For the three months ended March 31, 2012
	Fair value at March 31, 2012	Valuation technique	Unobservable inputs	Range
Assets:
Long-lived assets	212,821	Repurchase cost method	Residual value ratio	12.2%-43.9%
		Excess earnings method	Discount rate	8.0%-15.0%
		Relief-from-royalty method	Discount rate	8.0%-15.0%

Goodwill	76,911	Discounted cash flow method	Weighted average cost of capital	5.4%-7.9%
		Guideline public company method	EBITDA multiple	4.4-8.3
		Guideline merged and acquired company method	EBITDA multiple	9.0-10.0